Significant Accounting Policies - Summary of Average Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2017 $ / $ ExchangeRate	Dec. 31, 2016 ExchangeRate	Dec. 31, 2015 ExchangeRate
Disclosure of foreign exchange rates [line items]
Exchange Rate | $ / $	19.64
Mexico, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	1.00	1.00	1.00
Exchange Rate	1.00	1.00
Guatemala, Quetzales
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	2.57	2.46	2.07
Exchange Rate	2.69	2.75
Costa Rica, Colones
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.03	0.03	0.03
Exchange Rate	0.03	0.04
Colombia, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.01	0.01	0.01
Exchange Rate	0.01	0.01
Nicaragua, Cordobas
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.63	0.65	0.58
Exchange Rate	0.64	0.70
Argentina, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	1.15	1.26	1.71
Exchange Rate	1.06	1.30
Brazil, Brazil Real [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	5.94	5.39	4.81
Exchange Rate	5.97	6.34
Philippines, Pesos
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.38	0.39	0.35
Exchange Rate	0.40	0.41
Panama [member] | United States of America, Dollars [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	18.93	18.66	15.85
Exchange Rate	19.74	20.66